INTANGIBLE ASSETS, NET (Details) - CNY (¥)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Intangible assets
Gross carrying amount	¥ 1,722,700	¥ 2,948,080
Accumulated amortization/deduction	(971,805)	(1,694,158)
Impairment		(310,153)
Net carrying amount	750,895	943,769
Amortization expenses	192,874	192,873	¥ 2,359,475
Impairment of intangible assets	0	310,153	¥ 12,009,457
Estimated amortization expense
2017	192,873
2018	192,873
2019	157,648
2020	108,333
2021	99,168
Customer relationships
Intangible assets
Gross carrying amount	1,300,000	1,300,000
Accumulated amortization/deduction	(767,500)	(659,166)
Net carrying amount	¥ 532,500	¥ 640,834
Weighted Average Amortization Period	12 years	12 years
Training platform
Intangible assets
Gross carrying amount	¥ 422,700	¥ 422,700
Accumulated amortization/deduction	(204,305)	(119,765)
Net carrying amount	¥ 218,395	¥ 302,935
Weighted Average Amortization Period	5 years	5 years
Contracts in progress
Intangible assets
Gross carrying amount		¥ 1,225,380
Accumulated amortization/deduction		(915,227)
Impairment		(310,153)
Amortization expenses	¥ 346,140	569,087
Impairment of intangible assets		¥ 310,153